Revenue - Summary of revenue recognized in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contract liabilities [line items]
Revenue recognized during the year	$ 14,684	$ 13,515
Payment in advance of services [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	8,952	8,204
Advance billings [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	5,404	5,038
Others [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	$ 328	$ 273